6. Commitments and Concentrations:	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Commitments and Contingencies Disclosure [Text Block]
6.	Commitments and Concentrations:

The Company reimburses its Chief Executive Officer (CEO) for an apartment pursuant to a month-to-month lease for the use of the CEO and his family in PRC for a monthly expense of approximately $900. This lease could be terminated at any time with no additional payments required.

Office Lease — During the first quarter of 2010 the Company renewed their office lease in Shanghai for an additional two years ending September 30, 2013 resulting in the following additional future commitments, based on the exchange rate at February 29, 2012.

2012	$63,109
2013	$21,175

Office Lease – Shenzhen office lease – The Company lease office space for six months in Shenzhen, China as part of a new initiative to promote the binary options sales.  The lease period started March 1, 2012 and will terminate August 31, 2012, resulting in the following future commitments, based on the exchange rate at February 29, 2012.

2012	$14,097
2013	$14,097

Concentrations — During the periods ending February 29, 2012 and 2011, all of the Company’s revenue was derived from its operations in PRC.

Litigation — The Company is involved in legal proceedings from time to time in the ordinary course of its business. As of the date of this filing, the Company is not a party to any lawsuit or proceedings which, individually or in the aggregate, in the opinion of management, is reasonably likely to have a material adverse effect on the financial condition, results of operation or cash flow of the Company.

6.	Commitments and Concentrations:

The Company reimburses the CEO for an apartment pursuant to a month-to-month lease for the use of the CEO and his family in Shanghai, China for a monthly expense of approximately $900. This lease could be terminated at any time with no additional payments required.

New Office Lease — During the first quarter of 2011 fiscal year the Company renewed their office lease in Shanghai for an additional two years ending September 30, 2013 resulting in the following additional future commitments, based on the exchange rate at May 31, 2011.

2012	$63,109
2013	$21,175

Concentrations — During the years ended May 31, 2011 and 2010; all of the Company’s revenue was derived from its operations in China.

Litigation — The Company is involved in legal proceedings from time to time in the ordinary course of its business. As of the date of this filing, the Company is not a party to any lawsuit or proceedings which, individually or in the aggregate, in the opinion of management, is reasonably likely to have a material adverse effect on the financial condition, results of operation or cash flow of the Company.